SCHEDULE OF PORTFOLIO COMPANY ACQUISITION (Details) (Parenthetical)	May 06, 2026 shares
TC Medi Guide LP [Member]
Business Combination [Line Items]
Share issued	2,580,000	[1]
AI Research Corporation [Member]
Business Combination [Line Items]
Share issued	2,645,346	[2]
Common Class A [Member] | TC Medi Guide LP [Member]
Business Combination [Line Items]
Share issued	15,000
Common Class A [Member] | AI Research Corporation [Member]
Business Combination [Line Items]
Share issued	145,346

[1]	Includes 15,000 shares of AIAI Class A common stock issued to MediGuide as reimbursement for MediGuide’s transaction expenses.
[2]	Includes an additional 145,346 shares of AIAI Class A common stock issued in exchange for AIR in addition to the shares specified in the merger agreement.